Submission	Apr. 03, 2026
Submission [Line Items]
Central Index Key	0001999119
Registrant Name	Libera Gaming Operations, Inc
Registration File Number	333-277981
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES